DERIVATIVE INSTRUMENTS - FAIR VALUE OF WARRANTS (Details) - Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value of warrants
Risk-free interest rate (as a percent)	1.50%	1.20%	0.65%	1.47%
Expected dividend yield (as a percent)		0.00%	0.00%	0.00%
Expected term (in years)	1 year 7 months 6 days	2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days
Expected volatility (as a percent)	86.00%	89.00%	100.00%	119.00%